PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) (Parenthetical) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Abstract]
Payments to leasehold improvements	$ 0	$ 0	$ 723,000	$ 252,000	¥ 1.8
Payments to machinery equipment			$ 0	$ 166,000	¥ 1.2